UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM ABS-15G

Asset-Backed Securitizer Report

Pursuant to Section 15G of

The Securities Exchange Act of 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

☐	Rule 15Ga-1(c)(1) under the Exchange Act (17 CFR 240.15Ga-1(c)(1)) for the reporting period January 1, 2009 to December 31, 2011

☐	Rule 15Ga-1(c)(2)(i) under the Exchange Act (17 CFR 240.15Ga-1(c)(2)(i)) for the reporting period to

☒	Rule 15Ga-1(c)(2)(ii) under the Exchange Act (17 CFR 240.15Ga-1(c)(2)(ii)) for the reporting period January 1, 2012 to December 31, 2012

Date of Report (Date of earliest event reported):

January 24, 2013

FCDB SLABS LLC

(Exact name of securitizer as specified in its charter)

025-00730	0001542410
(Commission File Number of securitizer)	(Central Index Key Number of securitizer)

Glenn P. Cummins 212-798-6100

Name and telephone number, including area code, of

the person to contact in connection with this filing

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1)  ☐

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i)  ☐

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii)  ☒

SIGNATURE

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

FCDB SLABS LLC (Securitizer)

By:	/s/ Constantine M. Dakolias
Name:	Constantine M. Dakolias
Title:	President

Date: January 24, 2013